Condensed Parent Company Only Financial Statements - Summary of Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Increase (decrease) in:
Net cash (used in) provided by operating activities	$ 10,136	$ 9,315	$ 9,339
Cash flows for investing activities:
Net cash flow used in investing activities	19,020	(4,329)	58,219
Cash flows from financing activities:
Purchase of preferred stock - treasury			(18,400)
Purchase of common stock - treasury	(3,500)	(853)
Purchase of common stock warrant		(257)
Dividends paid on preferred stock			(1,007)
Dividends paid on common stock	(1,187)	(751)	(598)
Net cash provided by (used in) financing activities	(44,565)	13,686	(79,142)
Net increase (decrease) in cash	(15,409)	18,672	(11,584)
Cash and cash equivalents, beginning of period	55,848	37,176	48,760
Cash and cash equivalents, end of period	40,439	55,848	37,176
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Cash flows from operating activities:
Net income	2,199	3,762	4,069
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary	(423)	817	1,025
Amortization of restricted stock	164	115	99
Increase (decrease) in:
Current income taxes payable	200	(355)	74
Accrued expenses	280	(142)	(1)
Net cash (used in) provided by operating activities	2,420	4,197	5,266
Cash flows for investing activities:
Net cash flow used in investing activities	0	0	0
Cash flows from financing activities:
Purchase of preferred stock - treasury			(18,400)
Purchase of common stock - treasury	(3,500)	(853)
Purchase of common stock warrant		(257)
Dividends paid on preferred stock			(1,007)
Dividends paid on common stock	(1,187)	(751)	(598)
Net cash provided by (used in) financing activities	(4,687)	(1,861)	(20,005)
Net increase (decrease) in cash	(2,267)	2,336	(14,739)
Cash and cash equivalents, beginning of period	5,199	2,863	17,602
Cash and cash equivalents, end of period	$ 2,932	$ 5,199	$ 2,863